Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Year ended December 31, 2021		$ 47,055
Year ended December 31, 2022		15,685
Total	$ 1,973,089	$ 62,740
Three months ended December 31, 2021	181,725
Fiscal year 2022	655,885
Fiscal year 2023	701,839
Fiscal year 2024	$ 433,640